Exposures - Net exposures European countries, excluding Sweden by exposure classes (Details) - Credit risk - SEK (kr) kr in Billions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of credit risk exposure
Net exposure	kr 381.4	kr 347.5
Germany
Disclosure of credit risk exposure
Net exposure	8.2	9.1
France
Disclosure of credit risk exposure
Net exposure	8.2	8.0
Finland
Disclosure of credit risk exposure
Net exposure	7.3	6.8
United Kingdom
Disclosure of credit risk exposure
Net exposure	7.2	8.0
Norway
Disclosure of credit risk exposure
Net exposure	6.1	7.3
Denmark
Disclosure of credit risk exposure
Net exposure	5.4	3.3
Luxembourg
Disclosure of credit risk exposure
Net exposure	4.5	4.4
Austria
Disclosure of credit risk exposure
Net exposure	4.2	1.7
The Netherlands
Disclosure of credit risk exposure
Net exposure	3.2	3.9
Poland
Disclosure of credit risk exposure
Net exposure	3.1	3.1
Belgium
Disclosure of credit risk exposure
Net exposure	2.8	2.4
Switzerland
Disclosure of credit risk exposure
Net exposure	2.7	0.7
Spain
Disclosure of credit risk exposure
Net exposure	2.0	2.1
Portugal
Disclosure of credit risk exposure
Net exposure	0.5	0.6
Ireland
Disclosure of credit risk exposure
Net exposure	0.3	0.3
Latvia
Disclosure of credit risk exposure
Net exposure	0.2	0.2
Serbia
Disclosure of credit risk exposure
Net exposure	0.2
Iceland
Disclosure of credit risk exposure
Net exposure	0.1	0.1
Italy
Disclosure of credit risk exposure
Net exposure	0.1	0.1
Estonia
Disclosure of credit risk exposure
Net exposure	0.1	0.1
Russia
Disclosure of credit risk exposure
Net exposure	0.0
European countries excl. Sweden
Disclosure of credit risk exposure
Net exposure	kr 66.4	kr 62.2